Debt - Credit Facilities (Details) - USD ($)		9 Months Ended	12 Months Ended
		Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Line of Credit Facility [Line Items]
Outstanding balance		$ 0	$ 0
Working Capital Facility [Member]
Line of Credit Facility [Line Items]
Original facility size			1,200,000,000
Outstanding balance			0	$ 0
Letters of credit issued			414
Available commitment			$ 786,000,000
Debt Instrument, Description of Variable Rate Basis			LIBOR or base rate
Debt Instrument, Maturity Date			Dec. 31, 2020
Line of Credit Facility, Maximum Borrowing Capacity		1,200,000,000	$ 1,200,000,000	$ 1,200,000,000
Line of Credit Facility, Commitment Fee Percentage			0.70%
Working Capital Facility [Member] | Portion issued and not drawn [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage			1.75%
Working Capital Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate			1.75%
Working Capital Facility [Member] | Base Rate [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate			0.75%
Working Capital Facility [Member] | Base Rate Determination Federal Funds Rate [Member] | Base Rate [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate			0.50%
Working Capital Facility [Member] | Base Rate Determination LIBOR [Member] | Base Rate [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate			0.50%
Working Capital Facility [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility Permitted Increase			$ 760,000,000
Line of Credit Facility Additional Permitted Increase			$ 390,000,000
Line of Credit Facility, Number of Business Days Notice Required for Repayment of Debt Without Penalty			3 days
Letter of Credit [Member] | Drawn Portion [Member]
Line of Credit Facility [Line Items]
Long-term Line of Credit			$ 0
Letter of Credit [Member] | Base Rate [Member] | Drawn Portion [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate			2.00%
LC Loan [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Term			1 year
Swing Line Loan [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Minimum Period For Termination Date, Number of Business Days			3 days
Swing Line Loan [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Term			15 days
Working Capital Loan [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Annual Temporary Requirement, Balance, Outstanding Principal			$ 0
Line of Credit Facility, Annual Temporary Requirement, Period, Number of Consecutive Business Days			5 days
2020 Working Capital Facility [Member]
Line of Credit Facility [Line Items]
Original facility size	[1]	1,200,000,000
Outstanding balance	[1]	0
Letters of credit issued	[1]	413,000,000
Available commitment	[1]	$ 787,000,000
Debt Instrument, Description of Variable Rate Basis		LIBOR or base rate
Debt Instrument, Maturity Date	[1]	Mar. 19, 2025
2020 Working Capital Facility [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Commitment Fee Percentage		0.10%
2020 Working Capital Facility [Member] | Minimum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	[1]	1.125%
2020 Working Capital Facility [Member] | Minimum [Member] | Base Rate [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate		0.125%
2020 Working Capital Facility [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Commitment Fee Percentage		0.30%
2020 Working Capital Facility [Member] | Maximum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	[1]	1.75%
2020 Working Capital Facility [Member] | Maximum [Member] | Base Rate [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate		0.75%

[1]	The 2020 Working Capital Facility contains customary conditions precedent for extensions of credit, as well as customary affirmative and negative covenants. We pay a commitment fee equal to an annual rate of 0.1% to 0.3% (depending on our then-current rating), which accrues on the daily amount of the total commitment less the sum of (1) the outstanding principal amount of loans, (2) letters of credit issued and (3) the outstanding principal amount of swing line loans.